Bank Borrowings - Summary of Detailed Information About Bank Borrowings (Detail) $ in Thousands	12 Months Ended
Apr. 30, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 50,803
Borrowings maturity	2 years
Hong Kong Interbank Offered Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 25,479
Borrowings, adjustment to interest rate basis	1.15%
Secured Bank Borrowings [Member] | Hong Kong Interbank Offered Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.65%
Secured Bank Borrowings [Member] | Hotel Properties [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 171,977
Notional	$ 50,803
Secured Bank Borrowings [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	April 2025
Secured Bank Borrowings [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	October 2023
Unsecured Bank Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	February 2024
Notional	$ 15,000
Unsecured Bank Borrowings [Member] | Wall Street Journal Prime Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.25%